Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Loan Receivables [Abstract]
Schedule of Loan Receivables
	As of March 31,
	2024	2025	2025
	S$	S$	US$
Loan receivables, beginning	—	—	—
Additions	—	7,680,380	5,712,443
Repayment		(2,500,000)	(1,859,427)
Loan receivables, ending	—	5,180,380	3,853,016